Related Party Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
General and Administrative-Related party	$ 2,651	$ 2,858	$ 10,873	$ 11,001	$ 15,118
Property lease expense
Related Party Transaction [Line Items]
General and Administrative-Related party	1,198	1,220	4,768	3,795	6,034
Non-cash Compensation Expense [Member]
Related Party Transaction [Line Items]
General and Administrative-Related party			0	0	1,125
Restricted stock compensation expense
Related Party Transaction [Line Items]
General and Administrative-Related party	310	465	1,546	2,790	3,874
Aircraft Operating and Lease Expense
Related Party Transaction [Line Items]
General and Administrative-Related party	1,088	1,016	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses
Related Party Transaction [Line Items]
General and Administrative-Related party	132	228	645	793	812
Reimbursement of certain general and administrative expenses
Related Party Transaction [Line Items]
General and Administrative-Related party	$ (77)	$ (71)	$ (284)	$ (314)	$ (420)